Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Summary of Fair Value of the Warrants Estimated on Date of Grant Using Assumptions
The fair value of the warrants issued in 2023 was estimated on the date of grant using the following assumptions:

	2023
	Minimum	Maximum
Expected life (in years)	4.0	5.0
Expected volatility	116.11%	123.90%
Risk-free interest rate	3.98%	4.24%
Dividend yield	0%	0%

Summary of the Company's Outstanding Warrants
A summary of the Company’s outstanding warrants as of December 31, 2023 is as follows:

Class of Shares	Number of Warrants	Exercise Price	Expiration Date
Common Stock	500	$104.00	July 1, 2026
Common Stock	500	$104.00	November 15, 2026
Common Stock	1,727	$625.00	November 10, 2026
Common Stock	10,000	$31.25	August 9, 2027
Common Stock	13,000	$6.60	July 10, 2028
Common Stock	20,500	$4.80	July 14, 2028
Common Stock	13,270	$4.92	August 4, 2028